Subsequent Events - Additional Information (Detail) (USD $)				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 24, 2011	Mar. 31, 2013 Subsequent Events [Member]	Mar. 12, 2013 Subsequent Events [Member]	Mar. 06, 2013 Subsequent Events [Member]	Mar. 12, 2013 Subsequent Events [Member] OPKO Health, Inc. [Member]
Subsequent Event [Line Items]
Common stock, issued	158,670,223	100,439,841				112,956,011	50,000,000
Development and commercialization charges							$ 50,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.145
Gross proceeds from issuance of common stock				16,400,000	16,400,000
Proceeds from issuance of common stock, net of commissions				$ 16,000,000	$ 16,000,000